PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2018	2019
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	1,057	2,338
Additional pension benefit obligation	30a.i.a.ii	6	—
The Company - unfunded	30a.i.b	1,830	1,479
Telkomsel	30a.ii	1,541	2,209
Telkomsat		0	0
MD Media		0	0
Infomedia		—	0
Projected pension benefit obligations		4,434	6,026
Net periodic post-employment health care benefit	30b	195	996
Other post-employment benefit	30c	419	366
Obligation under the Labor Law	30d	507	690
Total		5,555	8,078

Schedule of net periodic pension benefit cost

	Notes	2017	2018	2019
Pension benefit cost
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	557	511	362
Additional pension benefit obligation	30a.i.a.ii	657	69	1
The Company - unfunded	30a.i.b	239	198	163
Telkomsel	30a.ii	247	342	314
MD Media		0	0	0
Infomedia		0	0	0
Telkomsat		0	0	0
Total periodic pension benefit cost	26	1,700	1,120	840
Net periodic post-employment health care benefit cost	26,30b	276	335	167
Other post-employment benefit cost	26,30c	42	32	33
Obligation under the Labor Law	26,30d	62	113	136
Total		2,080	1,600	1,176

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2017	2018	2019
Defined benefit plan actuarial gain (losses)
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	(1,154)	1,236	(1,116)
Additional pension benefit obligation	30a.i.a.ii	(419)	934	7
The Company - unfunded	30a.i.b	(100)	137	(94)
Telkomsel	30a.ii	(530)	514	(561)
MD Media		(2)	0	0
Infomedia		(1)	0	0
Telkomsat		0	0	0
Post-employment health care benefit cost	30b	(551)	2,559	(634)
Other post-employment benefit	30c	(40)	24	(15)
Obligation under the Labor Law	30d	(72)	14	(107)
Sub-total		(2,869)	5,418	(2,520)
Deferred tax effect at the applicable tax rates	29i	494	(598)	411
Defined benefit plan actuarial (losses) gain - net of tax		(2,375)	4,820	(2,109)

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
December 31, 2018
Within next 10 years	16,370	—	948	2,498	5,620	485
Within 10-20 years	20,349	—	160	7,880	6,913	91
Within 20-30 years	16,207	20	29	6,680	6,217	39
Within 30-40 years	9,400	38	9	1,580	3,193	3
Within 40-50 years	3,383	30	—	—	661	—
Within 50-60 years	644	50	—	—	22	—
Within 60-70 years	62	101	—	—	0	—
Within 70-80 years	2	—	—	—	—	—
Weighted average duration of DBO	9.11 years	9.11 years	3.97 years	10.58 years	17.41 years	3.13 years

December 31, 2019
Within next 10 years	18,392	—	1,587	3,486	6,064	418
Within 10-20 years	21,855	—	125	9,420	8,001	68
Within 20-30 years	20,154	—	52	7,150	7,501	38
Within 30-40 years	15,351	—	18	1,267	4,123	3
Within 40-50 years	4,265	—	—	—	958	—
Within 50-60 years	468	—	—	—	42	—
Within 60-70 years	32	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—
Weighted average duration of DBO	10.16 years	10.16 years	4.69 years	10.44 years	13.34 years	3.65 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease
	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
December 31, 2018
Funded:
Defined pension benefit obligation	(1,568)	1,832	275	(286)
Additional pension benefit obligation	(2)	(1)	—	—
Unfunded	(41)	38	42	(45)
Telkomsel	(497)	562	294	(276)
Post-employment health care benefits	(1,428)	1,815	1,783	(1,508)
Other post-employment benefits	(12)	13	—	—

December 31, 2019
Funded:
Defined pension benefit obligation	(1,952)	2,416	257	(275)
Additional pension benefit obligation	—	—	—	—
Unfunded	(40)	33	34	(43)
Telkomsel	(686)	777	390	(366)
Post-employment health care benefits	(1,551)	1,888	2,030	(1,689)
Other post-employment benefits	(12)	13	—	—

Pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(77)	192	115
Changes in financial assumptions	661	(774)	499
Return on plan assets (excluding amount included in net interest expense)	(54)	68	(53)
Net	530	(514)	561

Schedule of changes in projected pension benefit obligations

	2018	2019
Changes in projected pension benefit obligation
Projected pension benefit obligation at beginning of year	2,928	2,734
Charged to profit or loss:
Service costs	213	187
Net Interest costs	203	224
Actuarial (gain) losses recognized in OCI	(583)	614
Benefit paid	(27)	(21)
Projected pension benefit obligation at end of year	2,734	3,738
Changes in pension benefit plan assets
Fair value of plan assets at beginning of year	1,089	1,193
Interest income	74	97
Return on plan assets (excluding amount included in net interest expense)	(68)	53
Employer’s contributions	125	207
Benefit paid	(27)	(21)
Fair value of pension plan assets at end of year	1,193	1,529
Pension benefit obligation at end of year	1,541	2,209

Summary of movements of prepaid pension benefit cost

	2018	2019
Pension benefit obligation at beginning of year	1,839	1,541
Periodic pension benefit cost	342	314
Actuarial (gain) losses recognized in OCI	(583)	614
Return on plan assets (excluding amount included in net interest expense)	68	(53)
Employer’s contributions	(125)	(207)
Pension benefit obligation at end of year	1,541	2,209

Schedule of components of net periodic pension benefit cost

	2017	2018	2019
Service costs	149	213	187
Net interest costs	98	129	127
Total	247	342	314

Schedule of actuarial assumptions

	2017	2018	2019
Discount rate	7.00%	8.25%	7.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

Pension benefit cost | The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	163	329	(677)
Changes in financial assumptions	2,699	(3,020)	1,952
Changes in demographic assumptions	—	—	239
Return on plan assets (excluding amount included in net interest expense)	(1,708)	1,455	(398)
Net	1,154	(1,236)	1,116

Schedule of changes in projected pension benefit obligations

	2018	2019
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	22,354	20,121
Charged to profit or loss:
Service costs	384	259
Interest costs	1,459	1,599
Pension plan participants’ contributions	38	33
Actuarial (gain) losses recognized in OCI	(2,691)	1,514
Pension benefits paid	(1,423)	(1,465)
Projected pension benefit obligations at end of year	20,121	22,061

	2018	2019
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	20,814	19,064
Interest income	1,357	1,524
Return on plan assets (excluding amount included in net interest expense)	(1,455)	398
Employer's contributions	—	233
Pension plan participants’ contributions	38	32
Pension benefits paid	(1,423)	(1,465)
Provision of additional benefit	(205)	—
Plan administration cost	(62)	(63)
Fair value of pension plan assets at end of year	19,064	19,723
Projected pension benefit obligations at end of year	1,057	2,338

Summary of fair value of plan assets

	2018		2019
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	873	—	521	—
Equity instruments:
Finance	1,456	—	1,735	—
Consumer goods	1,336	—	1,085	—
Infrastructure, utilities and transportation	530	—	540	—
Construction, property and real estate	199	—	210	—
Basic industry and chemical	124	—	135	—
Trading, service and investment	420	—	395	—
Mining	112	—	159	—
Agriculture	55	—	70	—
Miscellaneous industries	362	—	292	—
Equity-based mutual fund	1,336	—	1,027	—
Fixed income instruments:
Corporate bonds	—	5,267	—	6,077
Government bonds	6,166	—	6,493	—
Mutual funds	54	—	85	—
Non-public equity:
Direct placement	—	288	—	374
Property	—	178	—	186
Others	—	308	—	339
Total	13,023	6,041	12,747	6,976

Summary of movements of prepaid pension benefit cost

	2018	2019
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	1,540	1,057
Net periodic pension benefit cost	548	398
Provision of additional pension benefit	205	—
Employer Contribution	—	(233)
Actuarial (gain) losses recognized in OCI	(2,691)	1,514
Return on plan assets (excluding amount included in net interest expense)	1,455	(398)
Projected pension benefit obligations at end of year	1,057	2,338

Schedule of components of net periodic pension benefit cost

	2017	2018	2019
Service costs	366	384	259
Past service cost - plan amendments	94	—	—
Plan administration cost	57	62	63
Net interest cost	66	102	76
Net periodic pension benefit cost	583	548	398
Amount charged to subsidiaries under contractual agreements	(26)	(37)	(36)
Net periodic pension benefit cost less cost charged to subsidiaries	557	511	362

Schedule of actuarial assumptions

	2017	2018	2019
Discount rate	6.75%	8.25%	7.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

Pension benefit cost | The company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2017	2018	2019
Actuarial gain recognized during the year due to:
Experience adjustment	—	(773)	(17)
Changes in financial assumption	419	(175)	—
Return on plan assets (excluding amount included in net interest expense)	—	14	5
Changes in asset ceiling excluding amount in net interest	—	—	5
Total	419	(934)	(7)

Schedule of changes in projected pension benefit obligations

	2018	2019
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	1,076	104
Charged to profit or loss:
Interest costs	69	9
Actuarial gain recognized in OCI	(948)	(17)
Pension benefits paid	(93)	(96)
Projected pension benefit obligations at end of year	104	—
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	—	98
Interest income from assets	—	8
Provision of additional benefit	205	—
Return of benefit plan assets	(14)	(5)
Pension benefits paid	(93)	(96)
Fair value of pension plan assets at end of year	98	5
(Surplus) deficit in the program	6	(5)
Changes in asset ceiling excluding amount in net interest	—	5
Projected pension benefit obligations at end of year	6	—

Program assets for Additional Benefits have been set aside since 2018 according to the Oversight Board’s approval. As of December 31, 2019, the program assets had been fully paid to the pension beneficiaries.

Changes in additional pension benefit obligation for the years ended December 31, 2018 and 2019 are as follows:

	2018	2019
Additional pension benefit obligation at beginning of year	1,076	6
Net periodic pension benefit cost	69	1
Provision of additional benefit	(205)	—
Actuarial gain recognized in OCI	(948)	(12)
Return on plan asset	14	5
Projected additional pension benefit obligation at end of year	6	—

Schedule of components of net periodic pension benefit cost

	2017	2018	2019
Past service costs	657	—	—
Net interest costs	—	69	1
Pension benefit costs	657	69	1

Schedule of actuarial assumptions

	2017	2018	2019
Rate of return on investment	9.50% - 10.25%	9.30% - 10.00%	9.00% - 9.50%
Discount rate	6.75%	8.25%	7.25%
Actuarial discount rate of pension fund	9.25% - 9.50%	9.25% - 9.50%	9.25% - 9.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

Pension benefit cost | The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	19	27	12
Changes in demographic assumptions	—	(21)	37
Changes in financial assumptions	81	(143)	45
Net	100	(137)	94

Schedule of changes in projected pension benefit obligations

	2018	2019
Unfunded projected pension benefit obligations at beginning of year	2,384	1,830
Charged to profit or loss:
Service costs	54	29
Net interest costs	144	134
Actuarial (gain) losses recognized in OCI	(137)	94
Benefits paid by employer	(615)	(608)
Unfunded projected pension benefit obligations at end of year	1,830	1,479

Schedule of components of net periodic pension benefit cost

	2017	2018	2019
Service costs	51	54	29
Net interest costs	188	144	134
Total periodic pension benefit cost	239	198	163

Schedule of actuarial assumptions

	2017	2018	2019
Discount rate	6.00% - 6.75%	8.00% - 8.25%	6.50% - 7.25%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2011	2011	2011

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(1,198)	(1,100)	810
Changes in financial assumptions	2,658	(2,541)	1,190
Changes in demographic assumptions	—	—	(1,095)
Return on plan assets (excluding amount included in net interest expense)	(909)	1,082	(271)
Net	551	(2,559)	634

Schedule of changes in projected pension benefit obligations

	2018	2019
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	15,448	12,423
Charged to profit or loss:
Interest costs	1,102	1,062
Actuarial (gain) losses recognized in OCI	(3,641)	905
Post-employment health care benefits paid	(486)	(567)
Projected post-employment health care benefit obligation at end of year	12,423	13,823
Changes in post-employment health care benefit plan assets
Fair value of plan assets at beginning of year	13,029	12,228
Interest income	927	1,045
Return on plan assets (excluding amount included in net interest expense)	(1,082)	271
Post-employment health care benefits paid	(486)	(567)
Plan administration costs	(160)	(150)
Fair value of pension plan assets at end of year	12,228	12,827
Projected for post-employment health care benefit obligation - net	195	996

Summary of fair value of plan assets

	2018		2019
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,115	—	563	—
Equity instruments:
Finance industries	799	—	954	—
Manufacturing and consumer	799	—	706	—
Infrastructure and telecommunication	332	—	317	—
Construction	190	—	181	—
Wholesale	177	—	159	—
Mining	77	—	117	—
Other Industries:
Biotechnology and pharma industry	85	—	96	—
Services	60	—	75	—
Agriculture	32	—	49	—
Others	3	—	3	—
Equity-based mutual funds	1,204	—	1,202	—
Fixed income instruments:
Fixed income mutual funds	7,020	—	8,071	—
Unlisted shares:			—	—
Private placement	—	335	—	334
Total	11,893	335	12,493	334

Summary of movements of prepaid pension benefit cost

	2018	2019
Projected post-employment health care benefit obligation at beginning of year	2,419	195
Net periodic post-employment health care benefit costs	335	167
Actuarial (gain) losses recognized in OCI	(3,641)	905
Return on plan assets (excluding amount included in net interest expense)	1,082	(271)
Projected post-employment health care benefit obligation at end of year	195	996

Schedule of components of net periodic pension benefit cost

	2017	2018	2019
Plan administration costs	140	160	150
Net interest costs	136	175	17
Net periodic post-employment health care benefit cost	276	335	167

Schedule of actuarial assumptions

	2017	2018	2019
Discount rate	7.25%	8.75%	8.00%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2018	2018	2019
Indonesian mortality table	2011	2011	2011

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	10	40	(25)
Changes in demographic assumptions	—	(34)	20
Changes in financial assumptions	30	(30)	20
Total	40	(24)	15

Summary of movements of prepaid pension benefit cost

	2018	2019
Projected other post-employment benefit obligations at beginning of year	510	419
Charged to profit or loss:
Service costs	6	4
Net interest costs	26	29
Actuarial (gain) losses recognized in OCI	(24)	15
Benefits paid by employer	(99)	(101)
Projected other post-employment benefits obligations at the end of year	419	366

Schedule of components of net periodic pension benefit cost

	2017	2018	2019
Current Service costs	6	6	4
Net interest costs	36	26	29
Total	42	32	33

Schedule of actuarial assumptions

	2017	2018	2019
Discount rate	5.75%	8.00%	6.25%
Indonesian mortality table	2011	2011	2011